Note 30 - Loan and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Amounts received		$ 1,970	$ 6,895	$ 0
Non-current			0
Loans and borrowings [member]
Statement Line Items [Line Items]
Balance		0
Amounts received		3,000
Repayment - capital		(326)
Repayment - finance cost		(293)
Finance cost accrued	[1]	293
Borrowings		2,674	$ 0
Current		1,174
Non-current		1,500
Unsecured bank loan - CABS [member]
Statement Line Items [Line Items]
Borrowings		2,674
Face value		$ 2,674

[1]	Finance cost are accounted for in note 15 on the effective interest rate method.